CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net of offering cost	$ 3,462,099